Income taxes - Valuation Allowance (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Movement In Deferred Tax Assets, Valuation Allowance [Roll Forward]
Valuation allowance, at beginning of year	$ (1,150.1)	$ (1,110.5)	$ (1,226.2)
Increase (decrease) in valuation allowance	(7.9)
Valuation allowance, at end of year	(1,168.6)	(1,150.1)	(1,110.5)
Change in valuation allowances	7.9	2.1	(9.8)
Actuarial pension adjustments
Movement In Deferred Tax Assets, Valuation Allowance [Roll Forward]
Increase (decrease) in valuation allowance	24.8	84.5	70.7
Expired net operating losses/tax credits
Movement In Deferred Tax Assets, Valuation Allowance [Roll Forward]
Increase (decrease) in valuation allowance	35.2	42.9	52.3
Foreign exchange
Movement In Deferred Tax Assets, Valuation Allowance [Roll Forward]
Increase (decrease) in valuation allowance	15.5	(6.8)	14.8
Recognition of income tax benefit (expense)
Movement In Deferred Tax Assets, Valuation Allowance [Roll Forward]
Increase (decrease) in valuation allowance	(56.0)	(125.9)	(43.9)
Other
Movement In Deferred Tax Assets, Valuation Allowance [Roll Forward]
Increase (decrease) in valuation allowance	(38.0)	(34.3)	21.8
US Pension Activity
Movement In Deferred Tax Assets, Valuation Allowance [Roll Forward]
Change in valuation allowances	$ (44.8)	$ (95.9)	$ (11.3)